Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.7%
13,156	iShares 20+ Year Treasury Bond ETF	$1,347,832	3.0
5,286	iShares Russell 2000 ETF	871,767	2.0
8,784	Schwab U.S. TIPS ETF	455,011	1.0
16,354	Vanguard Russell 1000 Growth ETF	886,551	2.0
3,611	Vanguard S&P 500 ETF	1,185,491	2.7

	Total Exchange-Traded Funds
	(Cost $5,727,677)	4,746,652	10.7

MUTUAL FUNDS: 89.3%
	Affiliated Investment Companies: 89.3%
1,058,140	Voya Intermediate Bond Fund - Class R6	8,973,026	20.3
218,438	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,758,430	4.0
382,161	Voya Multi-Manager International Equity Fund - Class I	2,942,642	6.7
531,806	Voya Multi-Manager International Factors Fund - Class I	3,839,637	8.7
104,147	Voya Multi-Manager Mid Cap Value Fund - Class I	881,087	2.0
13,992	(1) Voya Small Cap Growth Fund - Class R6	435,523	1.0
71,261	(1) Voya Small Company Fund - Class R6	816,646	1.8
132,945	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,344,077	3.0
385,878	Voya U.S. Stock Index Portfolio - Class I	5,745,723	13.0
395,984	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,682,656	8.3
102,752	VY® Columbia Contrarian Core Portfolio - Class I	1,533,057	3.5
48,099	VY® Invesco Comstock Portfolio - Class I	891,748	2.0
187,606	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,487,530	10.1
110,959	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	898,765	2.0
21,209	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,273,597	2.9

	Total Mutual Funds
	(Cost $50,807,034)	39,504,144	89.3

	Total Investments in Securities (Cost $56,534,711)	$44,250,796	100.0
	Assets in Excess of Other Liabilities	5,173	0.0
	Net Assets	$44,255,969	100.0

(1)	Non-income producing security.

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,746,652	$–	$–	$4,746,652
Mutual Funds	39,504,144	–	–	39,504,144
Total Investments, at fair value	$44,250,796	$–	$–	$44,250,796

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$2,866,184	$66,857	$(2,819,326)	$(113,715)	$-	$11,741	$39,607	$-
Voya Intermediate Bond Fund - Class R6	7,381,994	6,334,288	(3,420,797)	(1,322,459)	8,973,026	206,323	(495,838)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,177,620	719,095	(405,108)	(733,177)	1,758,430	-	(41,536)	-
Voya Multi-Manager International Equity Fund - Class I	4,450,745	1,159,287	(1,256,796)	(1,410,594)	2,942,642	-	(71,789)	-
Voya Multi-Manager International Factors Fund - Class I	5,652,916	1,144,043	(1,537,517)	(1,419,805)	3,839,637	-	(78,411)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,177,318	206,127	(215,666)	(286,692)	881,087	-	46,242	-
Voya Small Cap Growth Fund - Class R6	-	535,155	(43,046)	(56,586)	435,523	-	(1,400)	-
Voya Small Company Fund - Class R6	-	1,066,886	(84,255)	(165,985)	816,646	-	(6,873)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,714,944	418,536	(645,759)	(143,644)	1,344,077	17,598	(100,759)	-
Voya U.S. Stock Index Portfolio - Class I	6,571,040	3,259,999	(1,498,314)	(2,587,002)	5,745,723	3,840	285,970	670,543
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5,090,169	1,520,359	(2,257,848)	(670,024)	3,682,656	40,182	(97,794)	202,126
VY® Columbia Contrarian Core Portfolio - Class I	2,039,760	673,452	(337,485)	(842,670)	1,533,057	9,968	82,362	281,128
VY® Invesco Comstock Portfolio - Class I	-	1,254,185	(214,983)	(147,454)	891,748	878	(5,776)	2,535
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,688,659	625,067	(2,171,852)	(141,874)	-	96	(370,416)	279,503
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,747,841	1,491,830	(1,196,766)	(1,555,375)	4,487,530	4,032	(6,748)	637,170
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,107,316	612,679	(310,629)	(510,601)	898,765	-	(72,527)	245,099
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,782,740	1,311,137	(1,746,053)	(1,074,227)	1,273,597	-	(142,748)	265,561
	$50,449,246	$22,398,982	$(20,162,200)	$(13,181,884)	$39,504,144	$294,658	$(1,038,434)	$2,583,665

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $57,161,983.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(12,911,187)
Net Unrealized Depreciation	$(12,911,187)